Deferred royalty obligation	6 Months Ended
Jun. 30, 2023
Deferred Royalty Obligation [Abstract]
Deferred royalty obligation	Deferred royalty obligation
On August 25, 2021, the Company entered into a royalty purchase agreement with HCR for up to USD 325.0 million of which the Company received gross proceeds of USD 225.0 million during 2021 and received an additional USD 75.0 million in June 2023 upon the first commercial sale of ZYNLONTA in the United Kingdom or any European Union country.
The table below provides a rollforward of the Company’s debt obligation relating to the royalty purchase agreement.

(in KUSD)
January 1, 2022	225,477
Less: royalty payments	10,998
Plus: interest expense	23,200
Less: cumulative catch-up adjustment, Financial income	15,402
December 31, 2022	222,277
Plus: Additional proceeds from the sale of future royalties	75,000
Less: Transaction costs	1,898
Less: royalty payments	6,230
Plus: interest expense	11,575
Plus: cumulative catch-up adjustment, Financial expense	5,288
June 30, 2023	306,012
The Company recorded a liability relating to the initial gross proceeds received less transaction costs in August 2021 and increased the liability in June 2023 for the eligible amount received upon the first commercial sale of ZYNLONTA in the United Kingdom or any European Union country less transaction costs. To determine the accretion of the liability related to the deferred royalty obligation, the Company is required to estimate the total amount of future royalty payments and estimated timing of such payment to HCR based on the Company's revenue projections. Based on the Company's initial revenue projections, the Company used an independent valuation firm to assist in determining the total amount of future royalty payments and estimated timing of such payment to HCR using an option pricing Monte Carlo simulation model. The amount ultimately received by the Company will be accreted to the total amount of the royalty payments necessary to extinguish the Company’s obligation under the agreement, which will be recorded as interest expense over the life of the royalty purchase agreement. The estimate of this total interest expense resulted in an EIR of 10%. As royalty payments are made to HCR, the balance of the debt obligation will be effectively repaid over the life of the royalty purchase agreement.
Based on the Company's periodic review, the exact amount and timing of repayment is likely to be different each reporting period as compared to those estimated based on the Company's initial revenue projections. A significant increase or decrease in actual net sales of ZYNLONTA compared to the Company’s revenue projections, and regulatory approval and commercialization of Cami, as well as ZYNLONTA in other indications as well as licensing revenue could change the royalty rate and royalty cap due to HCR, which could materially impact the debt obligation as well as interest expense associated with the royalty purchase agreement. Also, the Company’s total obligation to HCR can vary depending on the achievement of the sales milestones as well as the timing of a change in control event. The Company will periodically assess the expected payments to HCR based on its underlying revenue projections and to the extent the amount or timing of such payments is materially different than its initial estimates it will record a cumulative catch-up adjustment.
Based on the Company's 2023 updated development plans, and the transaction costs related to the eligible amount received in June 2023, the Company updated the valuation model, which resulted in a cumulative catch-up adjustment of USD 5.3 million recorded as Financial expense within the unaudited condensed consolidated interim statement of operations for the six months ended June 30, 2023. Under the cumulative catch-up method, the EIR is not revised when actual or estimated net sales differ from those estimated as of the inception of the debt obligation. Instead, the carrying amount of the debt obligation is adjusted to an amount equal to the present value of the estimated remaining future payments, discounted by using the original EIR, 10%, as of the date on which the estimate changes.

Schedule of borrowings
The following table summarizes the interest expense recorded on the convertible loan for the three and six months ended June 30, 2022:

	Three months ended June 30,	Six months ended June 30,
(in KUSD)	2022	2022
Deerfield First Tranche	2,313	4,532
Deerfield Second Tranche	813	1,616
Total	3,126	6,148
The table below provides a rollforward of the Company’s debt obligation relating to the royalty purchase agreement.

(in KUSD)
January 1, 2022	225,477
Less: royalty payments	10,998
Plus: interest expense	23,200
Less: cumulative catch-up adjustment, Financial income	15,402
December 31, 2022	222,277
Plus: Additional proceeds from the sale of future royalties	75,000
Less: Transaction costs	1,898
Less: royalty payments	6,230
Plus: interest expense	11,575
Plus: cumulative catch-up adjustment, Financial expense	5,288
June 30, 2023	306,012